UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     EverKey Global Partners Ltd
Address:  12 East 49th Street, 42nd Floor
          New York, NY  10017

Form 13F File Number: 028-14072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Edward Heaney
Title:    Chief Compliance Officer
Phone:    (646) 519-2872

Signature, Place, and Date of Signing:

      /s/ Edward Heaney                New York, NY            February 13, 2012
      -----------------                ------------            -----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           17
                                         -----------

Form 13F Information Table Value Total:  $    37,319
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

            COLUMN 1                 COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
-------------------------------- ---------------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                     TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
         NAME OF ISSUER               CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
-------------------------------- ---------------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ----
AMDOCS LTD                       ORD              G02602103       2,570      90,077 SH       SOLE                 90,077
APPLE INC                        COM              037833100         514       1,270 SH       SOLE                  1,270
CALAMOS ASSET MGMT INC           CL A             12811R104       1,064      85,082 SH       SOLE                 85,082
CENOVUS ENERGY INC               COM              15135U109       3,088      93,014 SH       SOLE                 93,014
CONOCOPHILLIPS                   COM              20825C104       1,122      15,395 SH       SOLE                 15,395
COSAN LTD                        SHS A            G25343107       4,313     393,547 SH       SOLE                393,547
DU PONT E I DE NEMOURS & CO      COM              263534109         673      14,700 SH       SOLE                 14,700
SPDR GOLD TRUST                  GOLD SHS         78463V107       4,940      32,500 SH  CALL SOLE                 32,500
GOOGLE INC                       CL A             38259P508         267         414 SH       SOLE                    414
INVESCO LTD                      SHS              G491BT108       2,145     106,766 SH       SOLE                106,766
ISHARES INC                      FTSE CHINA25 IDX 464287184       3,270      93,780 SH       SOLE                 93,780
KKR & CO L P DEL                 COM UNITS        48248M102         264      20,573 SH       SOLE                 20,573
LDK SOLAR CO LTD                 SPONSORED ADR    50183L107         354      84,430 SH       SOLE                 84,430
MICROSOFT CORP                   COM              594918104       6,692     257,790 SH       SOLE                257,790
MOBILE TELESYTEMS OJSC           SPONSORED ADR    607409109       1,687     114,900 SH       SOLE                114,900
ORACLE CORP                      COM              68389X105         593      23,100 SH       SOLE                 23,100
VALEANT PHARMACEUTICALS INTL     COM              91911K102       3,763      80,600 SH       SOLE                 80,600